LOANS (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [abstract]
Current borrowings							$ 308,899			$ 0
Unsecured non-interest bearing note								$ 300,000
Loan, interest rate	3.45%							18.00%			3.45%
Accrued Loan Capitalized To Exploration And Evaluation Assets				$ 8,899
Line of credit	$ 40,000										$ 29,352
Term loan, description			On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2023, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 1, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 31, 2025.	On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2023, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 1, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 31, 2025.
Loan fair value	32,906										$ 24,146
Fair value gain on loans advanced	$ 7,094	$ 5,206		$ 0	$ 0	$ 5,206
Accretion expense			$ 1,252	$ 970	$ 985	$ 623
Loans			$ 34,992				$ 26,759		$ 34,992	$ 27,602